Share-based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($) Share shares	Jul. 31, 2019 CAD ($) Share shares	Jul. 31, 2018 Share
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	30,014,703	24,288,919	14,388,066
Share-based compensation | $	$ 31,895	$ 29,732
Amount of stock based compensation allocated to inventory | $	$ 6,105	$ 1,724
Omnibus Plan
Stock Options And Restricted Share Units [Line Items]
Description of maximum term of options granted for share-based payment arrangement	Expiry dates are up to 10 years from issuance, as determined by the Board of Directors at the time of issuance.
Expiry period of RSUs	10 years
Maximum percentage of common shares reserved for issuance for options	10.00%
Maximum number of common shares reserved for issuance for options | shares	48,246,574	25,698,175
Number of share options issued and outstanding	25,288,328
Maximum percentage of RSU authorized to issue for common shares inclusive of outstanding stock options	10.00%
Former Plan
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	4,305,048
Newstrike plan
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	421,327
RSU
Stock Options And Restricted Share Units [Line Items]
Share-based compensation | $	$ 406